UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

Euclidean Fundamental Value ETF

Semi-Annual Report

September 30, 2023

EUCLIDEAN FUNDAMENTAL VALUE ETF

EUCLIDEAN FUNDAMENTAL VALUE ETF

Tabular Presentation of Schedule of Investments
As of September 30, 2023 (Unaudited)

Sector[1]	% Net Assets
Consumer Discretionary	27.7%²
Industrials	27.4%²
Materials	17.2%
Energy	15.6%
Information Technology	5.5%
Consumer Staples	2.8%
Communication Services	2.2%
Health Care	1.2%
Other³	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Euclidean Fundamental Value ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Cayman Islands - 1.5%
68,319	Tecnoglass, Inc. ADR	$2,251,794
Marshall Islands - 1.2%
132,702	Genco Shipping & Trading Ltd. ADR	1,856,501
United States - 96.9%
40,451	Allison Transmission Holdings, Inc.	2,389,036
11,316	Alpha Metallurgical Resources, Inc.	2,939,105
55,614	APA Corp.	2,285,735
18,514	ArcBest Corp.	1,881,948
16,170	Arch Resources, Inc.	2,759,572
14,182	Arrow Electronics, Inc. (a)	1,776,154
17,312	Atkore, Inc. (a)	2,582,777
13,432	AutoNation, Inc. (a)	2,033,605
25,374	Boise Cascade Co.	2,614,537
68,319	Buckle, Inc.	2,281,171
18,144	Builders FirstSource, Inc. (a)	2,258,747
51,363	Cal-Maine Foods, Inc.	2,486,996
7,087	Cavco Industries, Inc. (a)	1,882,732
29,700	CF Industries Holdings, Inc.	2,546,478
28,790	Civitas Resources, Inc.	2,328,247
200,085	Comstock Resources, Inc.	2,206,938
7,555	Dillard's, Inc. - Class A	2,499,270
20,942	D.R. Horton, Inc.	2,250,637
14,424	Encore Wire Corp.	2,631,803
107,409	Ennis, Inc.	2,279,219
74,203	Ethan Allen Interiors, Inc.	2,218,670
55,012	Fox Corp. - Class A	1,716,374
7,766	Group 1 Automotive, Inc.	2,086,802
99,785	Heidrick & Struggles International, Inc.	2,496,621
39,576	HF Sinclair Corp.	2,253,062
23,428	Ingles Markets, Inc. - Class A	1,764,831
71,409	Insteel Industries, Inc.	2,317,936
42,193	Korn Ferry	2,001,636
20,621	Lennar Corp. - Class A	2,314,295
33,601	Louisiana-Pacific Corp.	1,857,127
39,623	Malibu Boats, Inc. - Class A (a)	1,942,319
79,292	MasterCraft Boat Holdings, Inc. (a)	1,761,868
29,683	Matson, Inc.	2,633,476
18,556	Meritage Homes Corp.	2,271,069
45,459	Mosaic Co.	1,618,340
33,111	Mueller Industries, Inc.	2,488,623
15,992	Nucor Corp.	2,500,349
381	NVR, Inc. (a)	2,272,017

Euclidean Fundamental Value ETF
Schedule of Investments
September 30, 2023 (Unaudited)

31,657	Occidental Petroleum Corp.	2,053,906
33,377	Olin Corp.	1,668,182
50,794	Ovintiv, Inc.	2,416,271
17,433	Owens Corning	2,378,036
47,849	PBF Energy, Inc. - Class A	2,561,357
151,820	Perdoceo Education Corp.	2,596,122
53,726	Pfizer, Inc.	1,782,091
120,061	Photronics, Inc. (a)	2,426,433
13,755	Preformed Line Products Co.	2,236,288
30,748	PulteGroup, Inc.	2,276,889
83,814	Quanex Building Products Corp.	2,361,040
113,570	Resources Connection, Inc.	1,693,329
32,568	Sanmina Corp. (a)	1,767,791
31,814	Skyline Champion Corp. (a)	2,027,188
63,703	SM Energy Co.	2,525,824
386,388	Southwestern Energy Co. (a)	2,492,203
24,516	Steel Dynamics, Inc.	2,628,606
52,450	Taylor Morrison Home Corp. (a)	2,234,895
108,343	TEGNA, Inc.	1,578,558
30,246	Toll Brothers, Inc.	2,236,994
79,881	United States Steel Corp.	2,594,535
16,648	Valero Energy Corp.	2,359,188
96,309	Vishay Intertechnology, Inc.	2,380,758
77,670	Vista Outdoor, Inc. (a)	2,572,430
54,494	Warrior Met Coal, Inc.	2,783,554
16,560	Westlake Corp.	2,064,535
35,425	Winnebago Industries, Inc.	2,106,016
		146,233,141
	TOTAL COMMON STOCKS (Cost $135,511,233)	150,341,436

MONEY MARKET FUNDS - 0.4%
604,502	First American Government Obligations Fund - Class X, 5.26% (b)	604,502
	TOTAL MONEY MARKET FUNDS (Cost $604,502)	604,502

	TOTAL INVESTMENTS (Cost $136,115,735) - 100.0%	150,945,938
	Liabilities in Excess of Other Assets - (0.0%) (c)	(48,600)
	TOTAL NET ASSETS - 100.0%	150,897,338
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield.
(c)	Represents less than 0.05% of net assets.
Current and future portfolio holdings are subject to change and risk.

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023 (Unaudited)

Assets:
Investments in securities, at value	$150,945,938
Dividends and interest receivable	69,102
Securities lending income receivable (Note 4)	343
Total assets	151,015,383
Liabilities:
Accrued investment advisory fees	118,045
Total liabilities	118,045
Net Assets	$150,897,338

Net Assets Consist of:
Paid-in capital	135,057,323
Total distributable earnings (accumulated deficit)	15,840,015
Net Assets:	$150,897,338

Calculation of Net Asset Value Per Share:
Net Assets	$150,897,338
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,394,000
Net Asset Value per Share	$27.98

Cost of Investments in Securities	$136,115,735

 The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2023 (Unaudited)(1)

Investment Income:
Dividend income	$1,135,398
Interest income	15,905
Securities lending income	433
Total investment income	1,151,736

Expenses:
Investment advisory fees	521,817
Net expenses	521,817

Net Investment Income (Loss)	629,919

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	379,893
379,893
Net change in unrealized appreciation (depreciation) on:
Investments	14,830,203
14,830,203
Net realized and unrealized gain (loss) on investments:	15,210,096
Net Increase in Net Assets Resulting from Operations	$15,840,015

(1)	The Fund commenced operations on May 18, 2023.

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

STATEMENT OF CHANGE IN NET ASSETS (Unaudited)

For the Period Ended September 30, 2023 (Unaudited)⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$629,919
Net realized gain (loss) on investments	379,893
Net change in unrealized appreciation (depreciation) on investments	14,830,203
Net increase (decrease) in net assets resulting from operations	15,840,015

Capital Share Transactions:
Proceeds from shares sold	150,718,792
Payments for shares redeemed	(15,661,469)
Net increase in net assets derived from net change in capital share transactions	135,057,323
Net Increase in Net Assets	150,897,338

Net Assets:
Beginning of period	-
End of period	$150,897,338

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-
Shares sold	5,994,000
Shares repurchased	(600,000)
Shares outstanding, end of period	5,394,000

(1)	The Fund commenced operations on May 18, 2023.

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

FINANCIAL HIGHLIGHTS
For the Period Ended September 30, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)(5)	Net Investment Income(3)	Portfolio Turnover Rate(6)
May 18, 2023(7) to September 30, 2023	$25.00	0.12	2.86	2.98	$27.98	11.91%	$150,897	0.95%	1.15%	13%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Net expenses do not include expenses of the investment companies in which the Fund invests.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year or the impact of in-kind transactions.
(7)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Euclidean Fundamental Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is non-diversified. The Fund commenced operations on May 18, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S. equity securities that the Sub-Adviser (Euclidean Technologies Management, LLC, the "Sub-Adviser") believes are under-valued and under-appreciated by the market. The Fund employs a quantitative and systematic approach to long term investing. It is expected that the Fund will generally hold 60 to 70 stocks that are selected from a universe that includes all publicly traded stocks listed on the New York Stock Exchange (“NYSE”) and the Nasdaq Market(“Nasdaq”).

As part of the Fund’s commencement of operations on May 18 2023, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $134,833,211 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of May 18, 2023, was $132,978,105, resulting in net unrealized appreciation on investments of $1,855,106 as of that date. As a result of the in-kind contribution, the Fund issued 5,394,000 shares at a $25.00 per share net asset value.

Shares of the Euclidean Fundamental Value ETF are listed and traded on NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)
The following is a summary of the fair value classification of the Fund’s investments as of September 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$150,341,436	$ -	$ -	$150,341,436
Money Market Funds	604,502	-	-	604,502
Total Investments in Securities	$150,945,938	$ -	$ -	$150,945,938

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended September 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended September 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended September 30, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. Since the Fund commenced operations on May 18, 2023, there are no reclassifications to be made.

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns.
Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the Sub-Adviser’s belief that the stock may be out of favor.
Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. The market may not agree with the Sub-Adviser’s assessment of a stock’s intrinsic value, and value stocks may fall out of favor with investors for extended periods of time.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. The securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. In addition, the investment models used in making investment decisions may not adequately consider certain factors, or may contain design flaws or faulty assumptions, any of which may result in a decline in the value of an investment in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. To the extent the Fund is overweighted a particular sector, it will be affected by developments affecting that sector.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for various reasons.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Euclidean Technologies Management, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on March 27, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.95% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration of the Advisory and Sub-Advisory Agreement is included in this report.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33.3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023 (Unaudited)

As of the end of the fiscal period, there were no securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the fiscal period was as follows $433.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended September 30, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$163,922,981	$16,233,297

For the fiscal period ended September 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$2,326,841	$14,884,982

For the fiscal period ended September 30, 2023, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$1,799,597	$ -

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller & Baker, LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the fiscal yperiod ended March 31, 2024. Tait was approved as the auditor for all funds in the Trust. Tait replaces Cohen & Company, Ltd. ("Cohen") in this role. Cohen did not resign and did not decline to stand for re-election.

For the interim period ended June 9, 2023, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

For the interim period ended June 9, 2023, neither the Fund, nor anyone on its behalf, consulted with Tait with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Fund’s financial statements, and no written report or oral advice was provided that Tait concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF
EXPENSE EXAMPLE
SEPTEMBER 30, 2023 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value May 18, 2023[1]	Ending Account Value September 30, 2023	Expenses paid during Period
Actual[1]	0.95%	$1,000.00	$1,119.10	$3.74
Hypothetical (5% annual return before expenses)[2]	0.95%	1,000.00	1,020.25	4.80

1	The inception date for the Euclidean Fundamental Value ETF was May 18, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 136/366 to reflect the period.
2
Hypothetical expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the full six-month period, multiplied by 183/366 to reflect the six-month period.

EUCLIDEAN FUNDAMENTAL VALUE ETF

MANAGEMENT OF THE FUND

Trustees and Officers:

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	46	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of The Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	46	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	46	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Indefinite term; Since 2014; President (2014 – 2023)	Since 2014; President 2014-2023	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	48	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

EUCLIDEAN FUNDAMENTAL VALUE ETF

MANAGEMENT OF THE FUND

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023 (other roles since 2015)	Chief Operating Officer and Managing Member, Alpha Architect (2014–present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since October 2023	General Counsel, EA Advisers (October 2023 – present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021 – 2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018 – 2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller; Assistant Treasurer	Since 2023; 2022-2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023–present); Assistant Operating Officer, EA Advisers (2022–present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

EUCLIDEAN FUNDAMENTAL VALUE ETF
BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on
March 27, 2023 to consider the approval of Advisory Agreement between the Trust, on behalf of the Euclidean Fundamental Value ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Euclidean Technologies Management, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Euclidean Fundamental Value ETF (ECML) (a “New Fund”). In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Fund, and arranging service providers for the New Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Fund, monitoring compliance with the New Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Euclidean Sub-Adviser’s personnel, the experience of the Euclidean Sub-Adviser’s portfolio manager in managing assets and the adequacy of each of the Adviser’s and Euclidean Sub-Adviser’s resources. In this regard, the Board considered additional investments made by the Adviser in enhancing its services both from a personnel perspective and also a technology perspective, which are expected to create efficiencies and enhance its overall oversight of the Fund and the Trust. The Board also considered the nature of the investment strategy being focused on the use of the Sub-Adviser’s proprietary artificial intelligence. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Euclidean Sub-Adviser, to include the augmented resources mentioned above. The Board also considered that the Euclidean Sub-Adviser will provide non-discretionary investment management services to the New Fund, including the artificial intelligence ("AI") that is required to run the New Fund’s actively managed strategy. The Board also considered that the Adviser will be responsible for all trading and compliance for the Fund.

Performance. Performance information was not available for the New Fund as it had not yet commenced operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Euclidean Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board was also provided with a secondary fee analysis noted that there were several comparable funds available for comparison, with the proposed fees to be charged at the higher end of the range as compared to the peers. The Board in particular considered the costs associated with running the AI and other processes that increased the costs to run the New Fund. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees among the Adviser and the ECML Sub-Adviser.

The Adviser also presented two sets of peer analyses – the first being a mix of active and passive funds, with the second peer analysis of an Adviser-selected peer group of AI focused ETFs and mutual funds. The Board also considered the Adviser’s view that the New Fund’s active, AI based strategy is more comparable to a mutual fund product due to its more bespoke and complex nature.

EUCLIDEAN FUNDAMENTAL VALUE ETF
The Board considered, among other information, the data provided in the third-party fee comparison reports. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).

The Board considered the third-party peer group analysis that included comparison of the New Fund’s anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds. The New Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
ECML (U.S. Equity Value Funds)	Highest Quartile	Lowest Quartile	Highest Quartile	2nd Highest Quartile	Highest Quartile	Highest Quartile

The Board also considered the alternative data set, which included funds that had investment strategies that utilize AI, which placed the New Fund in the second highest quartile for ETFs and second lowest quartile for mutual funds with respect to both Total Expense Ratio and Net Expense Ratio. The New Fund was in the highest quartile for the Management Fee for both ETFs and mutual funds by one basis point. The Board found the fee rate to be acceptable.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Euclidean Sub-Adviser in connection with providing their respective services to the New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the New Fund and estimated data regarding the proposed sub-advisory fee and the costs associated with the personnel, systems and equipment necessary to manage the New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

The Board also considered the respective financial obligations of the Adviser and the Sub-Adviser, as sponsor of the Fund, including the expenses associated with the artificial intelligence used to run the strategy. They also considered the New Fund’s projected asset totals over the first two years of operations.

Other Benefits. The Board further considered the extent to which the Adviser or Euclidean Sub-Adviser might derive ancillary benefits from the New Fund’s operations. For example, the Euclidean Sub-Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds. The Board also considered the revenue sharing arrangement between the Adviser and Euclidean Sub-Adviser with respect to the New Fund.

Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve each of the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.

EUCLIDEAN FUNDAMENTAL VALUE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://euclideanetf.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://euclideanetf.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://euclideanetf.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
Euclidean Technologies Management, LLC
701 5th Avenue, Suite 4200
Seattle, Washington

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

Euclidean Fundamental Value ETF
Symbol – ECML
CUSIP - 02072L466

This material must be preceded or accompanied by a prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	December 4, 2023

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	December 4, 2023